Note Payable	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Note Payable

Note 5 - Note Payable

2019 Promissory Note

On November 7, 2019, the Company issued Cavalry Fund I LP (“Cavalry”) a $200,000 promissory note (the “2019 Promissory Note”). The 2019 Promissory Note is due on August 7, 2020 and is: (i) convertible at a 20% discount to the closing price of the Company’s common stock on the date before exercise with a floor price of $0.02 per share, (ii) shall bear interest at 12% per annum (payable at maturity) and in the event of default bears interest at a rate of 20%, (iii) convertible at the Company’s option subject to certain limitations as set forth in the 2019 Promissory Note, and (iv) may be prepaid by the Company. In addition, the Convertible Note does not contain any embedded features that require bifurcation pursuant to ASC 815-15. At the issuance date, the Convertible Note was convertible into 2,173,913 shares of common stock at $0.09 per share, but the Company’s fair value of underlying common stock was $0.12 per share. As such, the Company recognized a beneficial conversion feature, resulting in a discount to the Notes of approximately $50,000 with a corresponding credit to additional paid-in capital.

On April 6, 2020, the Company issued a total of 735,294 shares of the Company’s common stock for the conversion of $50,000 of principal on the 2019 Promissory Note.

On May 7, 2020, the Company issued a total of 632,736 shares of the Company’s common stock for the conversion of the remaining $150,000 of principal and $2,000 of interest on the 2019 Promissory Note.

On May 11, 2020, the Company issued a total of 35,824 shares of the Company’s common stock for the conversion of the remaining accrued interest of $9,458 on the 2019 Promissory Note.

During the year ended December 31, 2020, the Company recorded approximately $40,000 in interest expense related to amortization on debt discount related to the 2019 Promissory Note.

During the year ended December 31, 2020, the Company recorded interest expense of approximately $8,000. As of December 31, 2020, the principal balance of the 2019 Promissory Note was $0.

2020 April Promissory Note

On April 17, 2020, the Company issued Cavalry a $500,000 promissory note (the “2020 April Promissory Note”) in consideration for $500,000. The 2020 April Promissory Note is (i) due on February 17, 2021, (ii) convertible at a 35% discount to the closing price of the Company’s common stock on the date before exercise with a floor price of $0.01 per share and (iii) shall bear interest at 12% per annum (payable at maturity). Subject to certain limitations, the Company may force conversion of the 2020 April Promissory Note. In addition, this note does not contain any embedded features that require bifurcation pursuant to ASC 815-15. At the issuance date, the Convertible Note was convertible into 7,770,008 shares of common stock at $0.064 per share, but the Company’s fair value of underlying common stock was $0.099 per share. As such, the Company recognized a beneficial conversion feature, resulting in a discount to this note of approximately $269,000 with a corresponding credit to additional paid-in capital.

From November 2 to December 3, 2020, the Company issued a total of 5,200,906 shares of the Company’s common stock for the conversion of the $500,000 of principal of 2020 April Promissory Note.

On December 16, 2020, the Company issued a total of 343,703 shares of the Company’s common stock for the conversion of accrued interest of $35,298 on the 2020 April Promissory Note.

During the year ended December 31, 2020, the Company recorded approximately $269,000 in interest expense related to amortization on debt discount related to the 2020 April Promissory Note.

During the year ended December 31, 2020, the Company recorded interest expense of approximately $35,000. As of December 31, 2020, the principal balance of the 2020 Promissory Note was $0.

2020 December Promissory Note

On December 16, 2020, the Company issued Cavalry a $1,000,000 promissory note (the “2020 December Promissory Note”) and a Series C warrant to purchase 2,000,0000 shares of the Company’s Common Stock (the “Warrant”) in consideration for $1,000,000. The 2020 December Promissory Note is (i) due on October 16, 2021, (ii) convertible at a 35% discount to the closing price of the Company’s common stock on the date before exercise with a floor price of $0.04 per share and (iii) shall bear interest at 12% per annum (payable at maturity). Subject to certain limitations, the Company may force conversion of the 2020 December Promissory Note.

The 2,000,000 Warrants are exercisable for cash only at $0.20 per share, over a two-year period, and does not contain anti-dilution or price protection.

During the year ended December 31, 2020, the Company recorded approximately $45,000 in interest expense related to amortization on debt discount related to the 2020 December Promissory Note. As of December 31, 2020, the remaining unamortized debt discount related to the 2020 December Promissory Note was approximately $868,000.

During the year ended December 31, 2020, the Company recorded interest expense of approximately $5,000. As of December 31, 2020, the principal balance of the 2020 December Promissory Note was $1,000,000.

Accounts Payable

During the year ended December 31, 2020, the Company recorded compensation payable, to Charles Allen, its CEO, and Michal Handerhan, its COO, of approximately $349,000 this relates to the achievement of performance milestones set forth in the 2019 Contingent Bonuses.